Cover	Jan. 03, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amended Current Report”) amends the Current Report on Form 8-K of Ault Alliance, Inc., a Delaware corporation (formerly, BitNile Holdings, Inc.) (the “Company”), originally filed with the Securities and Exchange Commission on December 19, 2022 (the “Prior Filing”). The sole purpose of this Amended Current Report is to disclose an amendment to the SPA (as defined below), whereby the total amount of the Financing (as defined below) was increased and the Company sold an additional Note (as defined below). Other than the foregoing, this Amended Current Report speaks as of the original date of the Prior Filing, does not reflect events that may have occurred subsequent to the date of the Prior Filing and does not modify or update in any way disclosures made in the Prior Filing.
Document Period End Date	Jan. 03, 2023
Entity File Number	001-12711
Entity Registrant Name	AULT ALLIANCE, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	BitNile Holdings, Inc.
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AULT
Security Exchange Name	NYSEAMER
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	AULT
Security Exchange Name	NYSEAMER